ASSETS AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
ASSETS AND LIABILITIES HELD FOR SALE
Schedule of assets and liabilities classified as held for sale

As of December 31, 2021
Assets classified as held for sale
Cash and cash equivalents	57,729
Accounts receivable, net	990
Prepaid and other current assets, net	5,810
Property and equipment, net	46,252
Land use right, net	1,685
Intangible assets, net	16,455
Goodwill	3,803
Total Assets	132,724

Liabilities classified as held for sale
Deferred revenue	64,832
Accounts payable	1,117
Accrued and other liabilities	12,000
Income tax payable, current	643
Deferred tax liabilities, net	4,569
Total liabilities	83,161